EXHIBITS TO THE SCHEDULE
EXHIBIT A(2)
FORM OF MONTHLY STATEMENT
Series 2007 — 1
HSBC Bank plc
AS SERVICER
RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
30 November 2008
1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/10/2008	Ending	30/11/2008
Interest Period Date:	Starting	17/11/2008	Ending	15/12/2008
Interest Determination Date:		13/13/2008

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
INDEX

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Loan Note Issuer
6	Issuer
7	Investor Interest and Debt Amounts
8	Commentary/Payout Events

Note:	All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 1
Receivables Pool Summary Information (1)

1	Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,397,785,456
2	Aggregate amount of Principal Collections processed	555,650,950
3	Aggregate amount of Finance Charge Collections (including Acquired Interchange)	32,607,979
4	Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	157,151
5	Aggregate amount Investor Default Amount	9,730,512
6	Aggregate amount of Investor Indemnity Amount	0
7	Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	70,530,108
8	Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,390,288,502

	Aggregate Account		Percentage of
Delinquency Analysis	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 — 59 days	20,681,891	6,359	0.87%
(b) 60 — 89 days	15,212,973	4,419	0.64%
(c) 90 — 119 days	12,129,834	3,546	0.51%
(d) 120 — 149 days	11,148,233	3,067	0.47%
(e) 150 — or more days	11,357,178	3,433	0.48%

Totals	70,530,108	20,824	2.95%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage
Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,397,785,456	100.00%
Transferor Interest	1,213,615,928	50.61%
Aggregate Investor Interest (for analysis — see below)	1,184,169,528	49.39%
2006-1 Investor Interest	536,193,030	22.36%
2006-2 Investor Interest	397,035,469	16.56%
2007-1 Investor Interest	250,941,029	10.47%
Balance on Trustee Investment Account	0

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 2
General Information
Period Type: Revolving

Loan Note Rate	GBP Libor	Margin (bps)	Total Rate

Class A	3.62%	6.69	3.68%
Class B	3.62%	19.45	3.81%
Class C	3.62%	44.95	4.07%

	Pre-Addition Date	Post Addition Date
	Series 2007 — 1	Series 2007 — 1
Investor Percentages	%	%

Series Floating Percentage	—	10.47%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	10.47%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	58,151,834
Aggregate amount of Investor Percentage of the Finance Charge Collections	3,090,078
Aggregate amount of Investor Percentage of the Acquired Interchange	322,521
Aggregate amount of Investor Percentage of Recoveries	375,945
Bank Account Interest allocable to the Series	22,325

Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2007 — 1	Months	Amount

Original CAP/Controlled Deposit Amount	12	0
Adjustment to CAP/Controlled Deposit Amount	0	0
Revised CAP/Controlled Deposit Amount	12	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 3
Undivided Interest

Principal Collections	Series 2007 — 1

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	58,151,834
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0
Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0
Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	58,151,834

Finance Charge Collections (incl. Acquired Interchange)	Series 2007 — 1

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	3,434,924
The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	375,945
Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	3,810,869

Other	Series 2007 — 1

Investor Default Amount allocable to Series	1,018,349
Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 4(a)
Segregated Trust (1)
Principal Collections

Principal Collections Ledger	Series 2007 — 1

Total amount transferred from Undivided Interest	0
Deficit relative to Controlled Deposit Amount	0
The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)	Series 2007 — 1

Balance brought forward	0
Transfer this month	0
Transfer to Loan Note Issuer Distribution Account	0
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0
Balance carry forward	0
Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 4(b)
Segregated Trust (2)
Finance Charge Collections (1)

Series Finance Charge Collection Ledger	Series 2007 — 1

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	3,412,599
Recoveries	375,945
Interest Income on Accounts	22,325
Income from Principal Funding Account up to Class A Covered Amount	0
Retained Principal Collections Amount notionally allocable to Class B	0
Retained Principal Collections Amount notionally allocable to Class C	0
Transfer from Reserve Account	0
Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account (in
revolving and controlled accumulation Period) or to Loan Note Issuer	Series 2007 — 1	Series 2007 — 1
Distribution Account (in Regulated or Rapid Amortisation Period)	Paid	Unpaid

Class A Monthly Finance Amount	624,146	0
Class A Deficiency Amount	0	0
Class A Additional Finance Amount	0	0
Class A Monthly Distribution Amount	624,146	0
Class B Monthly Finance Amount	40,360	0
Class B Deficiency Amount	0	0
Class B Additional Finance Amount	0	0
Class B Monthly Distribution Amount	40,360	0
Class C Monthly Finance Amount	50,889	0
Class C Deficiency Amount	0	0
Class C Additional Finance Amount	0	0
Class C Monthly Distribution Amount	50,889	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 4(c)
Segregated Trust (3)
Finance Charge Collections (2)

	Series 2007 — 1	Series 2007 — 1
	Paid	Unpaid

Issuer Costs Amount	3,328	0
Issuer Profit Amount	1,919	0
Trustee Payment Amount	—	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	384	0
Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	167,294	0
Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Payment to cover Investor Default Amount	1,018,349	0
Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0
Transfer to Reserve Account	0	0
Transfer to Spread Account	0	0
Payment in respect of Investor Indemnity Amount	0	0
Payment in relation to Excess Spread	1,904,200	0

Funding Account (Finance Ledger)	Series 2007 — 1

Balance brought forward	0
Transfer in this month (15th’s Payment)	715,395
Transfer to Loan Note Issuer Distribution Account
Class A Finance Distribution Amount	624,146
Class B Finance Distribution Amount	40,360
Class C Finance Distribution Amount	50,889
Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 4(d)
Segregated Trust (4)
Reserve and Spread Accounts

Reserve Account	Series 2007 — 1

Required Reserve Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Reserve Account Amount)	0

Spread Account	Series 2007 — 1

Quarterly Excess Spread Percentage*	8.70%
Required Spread Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis

Spread Account Trigger

If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 5
Loan Note Issuer Distribution Account

Receipts	Series 2007 — 1

Loan Note Interest	1,391,486
Loan Note Principal	—
Investor Trustee Payment Amount	—
Issuer & Loan Note Issuer Cost Amount	888
Expenses Loan Interest and Scheduled Amount	—
Investor Servicing Fee Amount	167,294
Class A Investor Default Amount	999,017
Class A Investor Charge-Off	—
Class B Investor Default Amount	62,439
Class B Investor Charge-Off	—
Class C Investor Default Amount	73,794
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,713
Expenses Loan Prepayment Amount	—
Excess Finance Charges	1,568,152
Deferred Subscription Price	1,568,152

Payments	Series 2007 — 1

Loan Note Interest	1,391,486
Loan Note Principal	—
3rd Party Expenses	—
Issuer Costs Amount	888
Additional Consideration	2,870,696
Monthly Expenses Loan Amount	—
Expenses Loan Prepayment	—
Issuer Profit Amount	2,261
Further Interest	1,568,152

Net Movement	452

Retained Profit (This Period)	452
Retained Profit (Prior Periods)	6,507
Other	—

Account Balance	6,959

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 6
Issuer Distribution Account

Receipts	Series 2007 — 1

Loan Note Interest	1,391,486
Loan Note Principal	—
Issuer Costs	888
Further Interest	1,568,152
Issuer Profit	2,261
Expenses Loan Repayment	—
Expenses Loan Prepayment	—
Swap Interest (USD)	2,128,935
Swap Principal (USD)	—

Payments	Series 2007 — 1

Swap Interest	1,391,486
Swap Principal	—
Note Interest (USD)	2,128,935
Note Principal (USD)	—
3rd Party Expenses	888
Expenses Loan Repayment	—
Deferred Subscription Price	1,568,152

Net Movement	2,261

Retained Profit (This Period)	2,261
Retained Profit (Prior Periods)	32,547
Other	721

Account Balance	35,529

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 7
Investor Interest & Debt Amounts

Summary Series Investor Interest and Adjusted Investor Interest	Total	Class A	Class B	Class C

Initial Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Loan Note Debt Amount	Total	Class A	Class B	Class C

Related Debt amount brought forward	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	250,941,029	220,828,105	13,801,757	16,311,167

Turquoise Card Backed Securities plc Series 2007 — 1 (USD)	Total	Class A	Class B	Class C

Outstanding Amount brought forward	500,000,000	440,000,000	27,500,000	32,500,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	500,000,000	440,000,000	27,500,000	32,500,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 December 2008
Section 8
Pay Out Events / Triggers

Portfolio Yield and Expense Rate Series 2007 — 1	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	16.65%	16.43%
Expense Rate	4.53%	4.24%
Net Charge Off Rate	3.11%	3.07%
Excess Spread Rate	9.01%	9.12%

Quarterly Excess Spread	8.79%	8.70%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 11th day of December, 2008.

HSBC Bank plc as Servicer
By:	/s/ Andrew J Huke
	Name:	Andrew J Huke
	Title:	Senior Manager, Asset and Liability Management